Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Overseas Portfolio

March 31, 2019

VIPOVRS-QTLY-0519
1.799852.115

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
Australia - 0.3%
Insurance Australia Group Ltd.	363,943	$1,984,648
Lovisa Holdings Ltd. (a)	119,300	758,992
Pact Group Holdings Ltd.	185,466	367,415
realestate.com.au Ltd.	26,445	1,402,662

TOTAL AUSTRALIA		4,513,717

Austria - 0.6%
Andritz AG	16,860	723,222
Erste Group Bank AG	211,600	7,775,989
Mayr-Melnhof Karton AG	7,800	978,211

TOTAL AUSTRIA		9,477,422

Bailiwick of Jersey - 1.3%
Experian PLC	490,900	13,286,393
Sanne Group PLC	1,005,026	7,068,579

TOTAL BAILIWICK OF JERSEY		20,354,972

Belgium - 1.2%
KBC Groep NV	261,768	18,287,790
Bermuda - 2.1%
Credicorp Ltd. (United States)	35,400	8,494,230
Hiscox Ltd.	451,600	9,175,708
Hongkong Land Holdings Ltd.	131,800	937,098
IHS Markit Ltd. (b)	214,072	11,641,235
SmarTone Telecommunications Holdings Ltd.	1,049,000	1,139,876

TOTAL BERMUDA		31,388,147

Canada - 0.9%
Constellation Software, Inc.	16,470	13,957,627
Cayman Islands - 0.4%
SITC International Holdings Co. Ltd.	2,394,000	2,458,059
Value Partners Group Ltd.	2,224,000	1,728,215
ZTO Express (Cayman), Inc. sponsored ADR	120,500	2,202,740

TOTAL CAYMAN ISLANDS		6,389,014

China - 0.2%
Suofeiya Home Collection Co. Ltd. (A Shares)	531,500	2,031,119
Yunnan Baiyao Group Co. Ltd. (A Shares)	113,900	1,450,891

TOTAL CHINA		3,482,010

Denmark - 1.1%
A.P. Moller - Maersk A/S Series A	923	1,116,409
DSV de Sammensluttede Vognmaend A/S	107,200	8,865,415
Netcompany Group A/S (c)	146,281	5,237,666
NNIT A/S (c)	5,800	149,545
Scandinavian Tobacco Group A/S (c)	118,471	1,477,461

TOTAL DENMARK		16,846,496

Finland - 0.1%
Nokian Tyres PLC	48,300	1,616,747
France - 9.9%
Altarea SCA	6,800	1,402,008
ALTEN	79,970	8,557,986
Amundi SA (c)	143,553	9,033,815
Capgemini SA	142,200	17,243,339
Compagnie de St. Gobain	42,800	1,551,884
Danone SA	226,200	17,417,617
Edenred SA	191,261	8,704,173
Elior SA (a)(c)	233,100	3,119,456
Elior SA rights 12/31/99 (b)(d)	233,100	88,903
LVMH Moet Hennessy - Louis Vuitton SA	63,333	23,327,680
Sanofi SA	245,914	21,744,739
SR Teleperformance SA	72,500	13,028,565
Total SA (a)	463,907	25,816,109
Total SA rights (b)	463,907	333,048

TOTAL FRANCE		151,369,322

Germany - 6.4%
adidas AG	56,264	13,670,523
Axel Springer Verlag AG	74,600	3,852,745
Bayer AG	127,453	8,206,942
Bertrandt AG	23,982	1,698,849
Deutsche Borse AG	88,600	11,360,259
Deutsche Post AG	310,981	10,120,239
Fresenius SE & Co. KGaA	111,057	6,199,011
Hannover Reuck SE	80,700	11,587,229
Instone Real Estate Group BV (b)(c)	56,500	1,267,578
JOST Werke AG (c)	17,800	610,995
SAP SE	249,463	28,839,052

TOTAL GERMANY		97,413,422

Hong Kong - 1.9%
AIA Group Ltd.	2,655,100	26,550,390
Dah Sing Banking Group Ltd.	603,600	1,133,391
Dah Sing Financial Holdings Ltd.	246,400	1,291,646

TOTAL HONG KONG		28,975,427

India - 1.6%
Axis Bank Ltd. (b)	915,068	10,280,214
HDFC Bank Ltd. sponsored ADR	81,600	9,458,256
LIC Housing Finance Ltd.	644,700	4,959,302

TOTAL INDIA		24,697,772

Indonesia - 0.5%
PT Astra International Tbk	3,437,400	1,768,185
PT Bank Rakyat Indonesia Tbk	20,000,900	5,807,470

TOTAL INDONESIA		7,575,655

Ireland - 2.6%
DCC PLC (United Kingdom)	146,850	12,690,418
Kerry Group PLC Class A	122,700	13,695,053
Kingspan Group PLC (Ireland)	151,820	7,026,747
United Drug PLC (United Kingdom)	939,188	6,923,569

TOTAL IRELAND		40,335,787

Italy - 1.5%
Banca Generali SpA	32,330	804,384
FinecoBank SpA	557,100	7,327,268
Prada SpA	710,100	2,112,222
Recordati SpA	328,600	12,794,351

TOTAL ITALY		23,038,225

Japan - 17.1%
AEON Financial Service Co. Ltd.	426,200	8,663,977
Arata Corp.	33,900	1,166,909
Credit Saison Co. Ltd.	93,700	1,239,745
Daiichikosho Co. Ltd.	159,900	8,165,966
Elecom Co. Ltd.	107,400	3,309,312
GMO Internet, Inc.	114,040	1,856,250
Hoya Corp.	273,400	18,030,142
Iriso Electronics Co. Ltd.	134,300	6,131,535
Kao Corp.	167,200	13,196,537
Keyence Corp.	29,056	18,081,678
KH Neochem Co. Ltd.	349,900	8,429,423
Miroku Jyoho Service Co., Ltd.	202,210	5,183,422
Nabtesco Corp.	67,000	1,949,608
Nakanishi, Inc.	205,200	4,004,760
Nissan Chemical Corp.	30,700	1,410,292
Nitori Holdings Co. Ltd.	84,300	10,876,929
NOF Corp.	242,800	8,259,100
OBIC Co. Ltd.	92,940	9,358,571
Olympus Corp.	904,000	9,834,819
Oracle Corp. Japan	62,500	4,189,976
ORIX Corp.	1,206,130	17,298,057
Otsuka Corp.	238,800	8,909,483
PALTAC Corp.	105,800	5,746,783
Paramount Bed Holdings Co. Ltd.	30,100	1,333,493
Recruit Holdings Co. Ltd.	413,360	11,851,223
Renesas Electronics Corp. (b)	199,500	921,628
S Foods, Inc.	173,600	6,343,770
Shiseido Co. Ltd.	166,200	12,033,686
SMC Corp.	35,800	13,414,906
Subaru Corp.	85,600	1,954,478
Sundrug Co. Ltd.	17,140	471,686
Suzuki Motor Corp.	166,300	7,371,730
Temp Holdings Co., Ltd.	422,100	6,824,896
The Suruga Bank Ltd. (a)	134,900	624,413
Tsuruha Holdings, Inc.	110,500	8,973,202
USS Co. Ltd.	443,327	8,216,130
Welcia Holdings Co. Ltd.	184,020	6,234,730

TOTAL JAPAN		261,863,245

Kenya - 0.3%
Safaricom Ltd.	19,310,400	5,277,793
Korea (South) - 0.3%
LG Chemical Ltd.	14,585	4,692,225
Netherlands - 7.6%
ASML Holding NV (Netherlands)	83,500	15,693,802
ASR Nederland NV	18,800	782,398
Grandvision NV (c)	306,800	6,642,151
Heineken NV (Bearer)	169,900	17,930,267
IMCD Group BV	215,010	16,364,570
Intertrust NV (c)	90,454	1,704,642
Koninklijke Philips Electronics NV	384,620	15,714,640
QIAGEN NV (Germany) (b)	180,700	7,325,586
Unilever NV (Certificaten Van Aandelen) (Bearer)	423,700	24,702,312
Wolters Kluwer NV	133,628	9,098,761

TOTAL NETHERLANDS		115,959,129

New Zealand - 0.5%
EBOS Group Ltd.	456,636	6,841,321
Norway - 2.1%
Equinor ASA	713,300	15,618,259
Schibsted ASA:
(A Shares)	323,100	12,684,324
(B Shares)	61,822	2,214,853
Skandiabanken ASA (c)	159,800	1,450,715

TOTAL NORWAY		31,968,151

Spain - 2.2%
Amadeus IT Holding SA Class A	168,467	13,493,019
CaixaBank SA	3,274,100	10,238,705
Grifols SA ADR	56,760	1,141,444
Prosegur Cash SA (c)	4,006,000	8,843,662

TOTAL SPAIN		33,716,830

Sweden - 3.4%
Addlife AB	250,591	6,333,977
AddTech AB (B Shares)	172,107	3,572,720
Alfa Laval AB	42,410	973,433
Essity AB Class B	46,160	1,331,085
Hexagon AB (B Shares)	172,000	8,989,167
HEXPOL AB (B Shares)	174,614	1,467,747
Indutrade AB	396,690	11,289,748
Securitas AB (B Shares)	76,200	1,231,438
Svenska Handelsbanken AB (A Shares) (a)	910,300	9,604,985
Swedbank AB (A Shares) (a)	366,262	5,174,461
Telefonaktiebolaget LM Ericsson (B Shares)	247,500	2,273,934

TOTAL SWEDEN		52,242,695

Switzerland - 6.2%
Julius Baer Group Ltd.	219,410	8,875,616
Lonza Group AG	44,290	13,735,126
Roche Holding AG (participation certificate)	141,655	39,033,722
Sika AG	86,354	12,063,110
Sonova Holding AG Class B	44,920	8,887,010
UBS Group AG	977,000	11,842,722

TOTAL SWITZERLAND		94,437,306

Taiwan - 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,116,600	8,931,758
United Kingdom - 17.8%
Admiral Group PLC	309,800	8,755,929
Aggreko PLC	129,700	1,329,799
Ascential PLC	1,644,763	7,639,162
BCA Marketplace PLC	639,600	1,646,101
Beazley PLC	1,150,200	7,715,102
BP PLC	560,300	4,068,606
British American Tobacco PLC (United Kingdom)	145,969	6,089,511
Cineworld Group PLC	2,962,900	11,291,519
Close Brothers Group PLC	41,590	788,157
Compass Group PLC	734,301	17,276,939
Cranswick PLC	205,373	7,281,025
Dechra Pharmaceuticals PLC	158,930	5,584,816
Diageo PLC	674,200	27,589,653
Diploma PLC	486,920	9,246,475
Hilton Food Group PLC	392,469	4,856,127
InterContinental Hotel Group PLC	230,720	13,868,133
Intertek Group PLC	172,310	10,900,330
James Fisher and Sons PLC	209,830	5,400,271
John Wood Group PLC	92,760	613,017
JTC PLC (c)	639,500	2,498,750
Keywords Studios PLC	63,900	962,099
Lloyds Banking Group PLC	2,702,479	2,189,489
London Stock Exchange Group PLC	189,580	11,726,672
Micro Focus International PLC	88,699	2,306,123
Mondi PLC	389,300	8,609,603
Prudential PLC	976,242	19,549,411
RELX PLC (London Stock Exchange)	473,700	10,127,572
Rentokil Initial PLC	2,081,400	9,577,678
Rightmove PLC	269,700	1,791,481
Rolls-Royce Holdings PLC	835,162	9,835,369
Rotork PLC	2,035,457	7,497,257
Sabre Insurance Group PLC (c)	556,141	2,071,629
Spectris PLC	247,840	8,102,260
St. James's Place Capital PLC	119,950	1,606,033
Standard Life PLC	478,516	1,645,050
The Weir Group PLC	59,704	1,211,524
Ultra Electronics Holdings PLC	299,700	6,229,894
Unilever PLC	50,300	2,895,400
Victrex PLC	190,150	5,339,568
Volution Group PLC	2,188,595	4,831,658

TOTAL UNITED KINGDOM		272,545,192

United States of America - 5.2%
Alphabet, Inc. Class C (b)	6,172	7,241,669
Becton, Dickinson & Co.	41,700	10,413,741
Boston Scientific Corp. (b)	261,900	10,051,722
Marsh & McLennan Companies, Inc.	133,900	12,573,210
Moody's Corp.	39,700	7,189,273
Roper Technologies, Inc.	25,400	8,686,038
S&P Global, Inc.	45,977	9,680,457
Total System Services, Inc.	79,300	7,534,293
UnitedHealth Group, Inc.	28,000	6,923,280

TOTAL UNITED STATES OF AMERICA		80,293,683

TOTAL COMMON STOCKS
(Cost $1,248,106,724)		1,468,488,880

Nonconvertible Preferred Stocks - 0.6%
Germany - 0.6%
Henkel AG & Co. KGaA
(Cost $11,023,268)	85,712	8,749,417

Investment Companies - 1.3%
United States of America - 1.3%
iShares MSCI Japan ETF
(Cost $19,703,494)	374,500	20,492,640
	Principal Amount	Value

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.38% to 2.41% 4/4/19 (Cost $79,984)	80,000	79,984
	Shares	Value

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 2.48% (e)	18,826,007	18,829,772
Fidelity Securities Lending Cash Central Fund 2.48% (e)(f)	24,433,520	24,435,963
TOTAL MONEY MARKET FUNDS
(Cost $43,264,267)		43,265,735
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $1,322,177,737)		1,541,076,656
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(9,442,951)
NET ASSETS - 100%		$1,531,633,705

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $44,108,065 or 2.9% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$163,780
Fidelity Securities Lending Cash Central Fund	81,121
Total	$244,901

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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